Deferred Charges (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Beginning Balance	$ 3,086	$ 1,216	$ 2,812
Additions	167	3,303	192
Write-offs	(939)	(191)	(506)
Vessels held for sale	0	301	(191)
Amortization	(1,104)	(1,543)	(1,091)
Ending balance	1,210	3,086	1,216
Dry Docking Costs- Non Current [Member]
Beginning Balance	15	531	1,231
Additions	167	0	172
Write-offs	0	0	(126)
Vessels held for sale	0	112	(124)
Amortization	(16)	(628)	(622)
Ending balance	166	15	531
Special Survey Costs - Non Current [Member]
Beginning Balance	184	355	975
Additions	0	0	20
Write-offs	0	0	(280)
Vessels held for sale	0	189	(67)
Amortization	(184)	(360)	(293)
Ending balance	0	184	355
Financing Costs- Current [Member]
Beginning Balance	2,887	330	606
Additions	0	3,303	0
Write-offs	(939)	(191)	(100)
Vessels held for sale	0	0	0
Amortization	(904)	(555)	(176)
Ending balance	$ 1,044	$ 2,887	$ 330